Schedule of trade and other payables (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Accounts payable	$ 15,148	$ 1,048
Accrued liabilities	2,528	1,948
Other payable	2,121	1,570
GST/HST payable	1,845
Due to related party (note 24)	144	124
Trade and other payables	$ 21,786	$ 4,690